NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 3,505,373		$ 2,934,035	$ 2,539,858
Marketing and branding	1,616,640		1,032,197	461,594
Brokerage commission and handling charge expenses (Note 19)	606,044	$ 77,865	341,238	249,567
Processing and servicing costs (Note 21)	578,459	$ 74,321	486,783	375,904
Rental and other related expenses	211,374		175,802	157,898
Depreciation and amortization	72,313		69,917	60,849
Professional services	68,898		79,218	69,324
Others	349,338		231,781	175,182
Total	$ 7,008,439		$ 5,350,971	$ 4,090,176